Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 258 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	23-1483991
Plan number	258
Investments in Master Trust	$ 5,739
Current Value of Investments	272,206
Notes receivable from participants	3,185
Asset held for investment	$ 281,130
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%
Investment, Identifier [Axis]: Allspring Government Money Market Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	$ 12,368
Investment, Identifier [Axis]: BlackRock Total Return Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	2,549
Investment, Identifier [Axis]: DWS RREEF Real Assets Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	79
Investment, Identifier [Axis]: Dodge & Cox Stock Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	11,180
Investment, Identifier [Axis]: EuroPacific Growth Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	5,738
Investment, Identifier [Axis]: JPMorgan Large Cap Growth Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	6,179
Investment, Identifier [Axis]: Loomis Sayles Global Bond Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	238
Investment, Identifier [Axis]: MFS Mid Cap Growth Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	3,780
Investment, Identifier [Axis]: Neuberger Berman Genesis Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	3,552
Investment, Identifier [Axis]: New York Life Investments Winslow Large Cap Growth Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	29,430
Investment, Identifier [Axis]: Principal Investors Fund Inc - Real Estate Securities Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	2,223
Investment, Identifier [Axis]: T Rowe Price Retirement 2005 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	390
Investment, Identifier [Axis]: T Rowe Price Retirement 2010 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	618
Investment, Identifier [Axis]: T Rowe Price Retirement 2015 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	2,239
Investment, Identifier [Axis]: T Rowe Price Retirement 2020 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	6,495
Investment, Identifier [Axis]: T Rowe Price Retirement 2025 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	14,202
Investment, Identifier [Axis]: T Rowe Price Retirement 2030 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	28,805
Investment, Identifier [Axis]: T Rowe Price Retirement 2035 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	25,491
Investment, Identifier [Axis]: T Rowe Price Retirement 2040 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	23,692
Investment, Identifier [Axis]: T Rowe Price Retirement 2045 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	15,543
Investment, Identifier [Axis]: T Rowe Price Retirement 2050 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	13,534
Investment, Identifier [Axis]: T Rowe Price Retirement 2055 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	10,546
Investment, Identifier [Axis]: T Rowe Price Retirement 2060 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	3,274
Investment, Identifier [Axis]: T Rowe Price Retirement 2065 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	1,565
Investment, Identifier [Axis]: Vanguard Extended Market Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	2,900
Investment, Identifier [Axis]: Vanguard Inflation-Protected Securities Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	948
Investment, Identifier [Axis]: Vanguard Institutional Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	34,234
Investment, Identifier [Axis]: Vanguard Mid-Cap Value Index Fund/Open-end Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	4,873
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	2,937
Investment, Identifier [Axis]: Vanguard Total International Stock Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	$ 2,604